Financial Assets at Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2024
Financial Assets at Fair Value Through Other Comprehensive Income [Abstract]
Schedule of Financial Asset	As of December 31, 2024 and 2023, financial assets are detailed as follows:
	2024	2023
	MCh$	MCh$
Debt Financial Instruments	2,088,345	3,786,525
Equity Instruments	9,492	11,912
Total	2,097,837	3,798,437

Schedule of Debt Financial Instruments

As of December 31, 2024 and 2023 the detail of debt financial instruments is as follows:

	2024	2023
	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank of Chile
Debt financial instruments from the Central Bank of Chile	—	473,642
Bonds and Promissory notes from the Chilean Government	660,321	1,362,510
Other fiscal debt financial instruments	456	1,500

Other Instruments Issued in Chile
Debt financial instruments from other domestic banks	1,321,030	1,681,744
Bonds and trade effects from domestic companies	54,600	59,921
Other debt financial instruments issued in the country	—	—

Instruments Issued Abroad
Financial instruments from foreign Central Banks	—	—
Financial instruments from foreign governments and fiscal entities	48,883	43,294
Debt financial instruments from other foreign banks	—	163,914
Bonds and trade effects from foreign companies	3,055	—
Other debt financial instruments issued abroad	—	—
Total	2,088,345	3,786,525

Schedule of Credit Ratings of the Issuers of Debt Instruments	The credit ratings of the issuers of debt instruments as of December 31, 2024 and 2023, are as follows:
	As of December 31, 2024				As of December 31, 2023
	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total Individual	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total Individual
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debt Instrument
Investment grade	2,088,345	—	—	2,088,345	3,786,525	—	—	3,786,525
Non-investment grade	—	—	—	—	—	—	—	—
Without rating	—	—	—	—	—	—	—	—
Total	2,088,345	—	—	2,088,345	3,786,525	—	—	3,786,525

Schedule of Changes in Fair Value and Corresponding Allowance for ECL	Analysis of changes in the fair value and corresponding allowance for ECL by stage for debt instruments measured at FVOCI as of December 31, 2024 and 2023, is as follows:
	Stage 1 Individual		Stage 2 Individual		Stage 3 Individual		Total
	Fair value	ECL	Fair value	ECL	Fair value	ECL	Fair value	ECL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Balance as of January 1, 2023	3,967,392	9,496	—	—	—	—	3,967,392	9,496
Net change on Balance *	(159,617)	(3,996)	(30,124)	(1,921)	—	—	(189,741)	(5,917)
Change in fair value	8,718	—	156	—	—	—	8,874	—
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	(29,968)	—	29,968	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	1,921	—	—	—	1,921
Impact of net re-measurement of year-end ECL	—	—	—	—	—	—	—	—
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	—	—	—	—	—	—	—	—
Balance as of December 31, 2023	3,786,525	5,500	—	—	—	—	3,786,525	5,500

Balance as of January 1, 2024	3,786,525	5,500	—	—	—	—	3,786,525	5,500
Net change on Balance *	(1,694,790)	(1,274)	—	—	—	—	(1,694,790)	(1,274)
Change in fair value	(3,390)	—	—	—	—	—	(3,390)	—
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Impact of net re-measurement of year-end ECL	—	—	—	—	—	—	—	—
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	—	—	—	—	—	—	—	—
Balance as of December 31, 2024	2,088,345	4,226	—	—	—	—	2,088,345	4,226

*	Net change between assets purchased and assets derecognized.
**	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.

Schedule of Detail of Equity Instruments

As of December 31, 2024 and 2023, the detail of equity instruments is as follows:

	2024	2023
	MCh$	MCh$
Equity instruments issued in Chile (*)	7,277	10,601
Equity instruments issued by foreign institutions	2,215	1,311
Total	9,492	11,912
(*)	On May 3, 2024, the subsidiary Banchile Corredores de Bolsa sold 546,278 shares of the entity. The fair value of the shares sold and the accumulated gain at the moment of disposal were Ch$2,294 and Ch$1,899 million, respectively. The result obtained has been recorded as a credit in equity accounts.

Schedule of Gross Realized Gains and Losses on the Sale of Debt Financial Instruments

Gross realized gains and losses on the sale of debt financial instruments, as of December 31, 2024, 2023 and 2022 are reported under “Net Financial income (expense)” (See Note No. 31). The realized gains and losses at the end of both periods are the following:

	2024	2023	2022
	MCh$	MCh$	MCh$
Unrealized gains (losses)	3,386	4,352	(15,325)
Realized losses (gains) reclassified to income	(8,050)	4,522	63,401
Subtotal	(4,664)	8,874	48,076
Income tax on other comprehensive income	(710)	(1,806)	798
Net effect in other comprehensive income	(5,374)	7,068	48,874